UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Elm Ridge Capital Management, LLC

Address:  747 Third Avenue
          33rd Floor
          New York, NY  10017

13F File Number: 28-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher Coneely
Title:  Chief Financial Officer of the Funds
Phone:  (212) 821-1485


Signature, Place and Date of Signing:

/s/ Christopher Coneely                 New York, NY         February 12, 2004
-----------------------                 ------------         -----------------

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              3
                                              -----

Form 13F Information Table Entry Total:        47
                                              -----

Form 13F Information Table Value Total:    $938,330
                                           --------
                                          (thousands)


List of Other Included Managers:

Form 13F File Number                    Name


1.      28- xxxx                   Elm Ridge Capital Partners, L.P.
2.      28- xxxx                   Elm Ridge Value Advisors, LLC
3.      28- xxxx                   Elm Ridge Value Partners Offshore Fund, Inc.
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

                                                       FORM 13F INFORMATION TABLE

         Column 1            Column 2     Column 3      Column 4           Column 5     Column 6  Column 7          Column 8
                                                        Market
                                                        Value      Shares/   Sh/  Put/  Invstmt   Other        Voting Authority
      Name of Issuer       Title of Class   CUSIP       x$1000)    Prn Amt.  Prn  Call  Discretn  Managers   Sole     Shared   None

Activcard Corporation      COM            00506J107        4,530     574,900 SH         Shared    1,2,3                574,900
Agilysis Inc.              COM            00847j105       12,610   1,130,900 SH         Shared    1,2,3              1,130,900
Allmerica Financial        COM            19754100        21,807     708,700 SH         Shared    1,2,3                708,700
Apria Healthcare           COM            037933108       40,430   1,420,100 SH         Shared    1,2,3              1,420,100
Ashland Inc.               COM            044204105       56,199   1,275,500 SH         Shared    1,2,3              1,275,500
Axis Capital               SHS            G0692U109       13,120     448,100 SH         Shared    1,2,3                448,100
BMC Software               COM            055921100       13,428     720,000 SH         Shared    1,2,3                720,000
Banta Corp                 COM            066821109       35,899     886,400 SH         Shared    1,2,3                886,400
Boeing                     COM            097023105       12,591     298,800 SH         Shared    1,2,3                298,800
Boise Cascade Corp.        COM            097383103        6,243     190,000 SH         Shared    1,2,3                190,000
Brunswick Corp.            COM            117043109       29,427     924,500 SH         Shared    1,2,3                924,500
CIT Group Inc.             COM            125581108       13,704     381,200 SH         Shared    1,2,3                381,200
CNA Financial              COM            126117100       12,178     505,300 SH         Shared    1,2,3                505,300
Circuit City               COM            172737108        5,526     545,500 SH         Shared    1,2,3                545,500
Comerica                   COM            200340107       19,722     351,800 SH         Shared    1,2,3                351,800
Commscope, Inc.            COM            203372107       16,652   1,019,700 SH         Shared    1,2,3              1,019,700
Crown Holdings             COM            228368106       15,646   1,726,900 SH         Shared    1,2,3              1,726,900
Devon Energy Corp          COM            25179m103       20,450     357,136 SH         Shared    1,2,3                357,136
Dobson Communications      COM            256069105        1,708     260,000 SH         Shared    1,2,3                260,000
Enterasys Networks Inc.    COM            293637104       25,865   6,897,200 SH         Shared    1,2,3              6,897,200
Freddie Mac                COM            313400301       36,858     632,000 SH         Shared    1,2,3                632,000
Georgia Pacific Corp.      COM            373298108       19,850     647,200 SH         Shared    1,2,3                647,200
Global Santa Fe Corp.      SHS            g3930e101       18,546     746,939 SH         Shared    1,2,3                746,939
Goodrich                   COM            382388106       12,286     413,800 SH         Shared    1,2,3                413,800
Handleman Company          COM            410252100       37,892   1,845,700 SH         Shared    1,2,3              1,845,700
Hayes Lemmerz              COM            420781304       20,548   1,134,600 SH         Shared    1,2,3              1,134,600
ICU Medical Inc.           COM            44930g107          299       8,734 SH         Shared    1,2,3                  8,734
Inamed Corp.               COM            453235103        7,164     149,100 SH         Shared    1,2,3                149,100
Kellwood Company           COM            488044108       56,576   1,379,900 SH         Shared    1,2,3              1,379,900
McDermott International    COM            580037109        2,629     220,000 SH         Shared    1,2,3                220,000
Merck                      COM            589331107        9,240     200,000 SH         Shared    1,2,3                200,000
Metris Inc.                COM            591598107        3,952     890,200 SH         Shared    1,2,3                890,200
Moore Wallace Inc.         COM            615857109       53,272   2,844,200 SH         Shared    1,2,3              2,844,200
Norfolk Southern           COM            655844108       24,551   1,038,100 SH         Shared    1,2,3              1,038,100
Owens- Illinois            COM            690768403       17,463   1,468,700 SH         Shared    1,2,3              1,468,700
Preacis Pharmaceuticals    COM            739421105        7,029   1,091,400 SH         Shared    1,2,3              1,091,400
Raytheon Co                COM            755111507       12,422     413,500 SH         Shared    1,2,3                413,500
Sappi Ltd. ADRs            SPON ADR       803069202       37,247   2,724,700 SH         Shared    1,2,3              2,724,700
Saxon Capital Inc.         COM            80556p302       24,524   1,170,600 SH         Shared    1,2,3              1,170,600
Schering Plough            COM            806605101        6,947     399,500 SH         Shared    1,2,3                399,500
Silgan Holdings            COM            827048109       13,128     308,900 SH         Shared    1,2,3                308,900
Solectron Corp.            COM            834182107       12,464   2,109,000 SH         Shared    1,2,3              2,109,000
Tenet Healthcare Corp.     COM            88033g100       19,416   1,209,700 SH         Shared    1,2,3              1,209,700
Travelers Property  Cl A   CL A           89420g109       12,396     738,741 SH         Shared    1,2,3                738,741
US Steel                   COM            912909108       57,055   1,629,200 SH         Shared    1,2,3              1,629,200
Unum Provident             COM            91529Y106       24,483   1,552,500 SH         Shared    1,2,3              1,552,500
Washington Group Int'l.    COM            938862208       12,358     363,800 SH         Shared    1,2,3                363,800

03563.0001 #463522